Average Annual Total Returns{- Tech Hardware Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-24 - Tech Hardware Portfolio	Tech Hardware Portfolio Return Before Taxes Past 1 year	Tech Hardware Portfolio Return Before Taxes Past 5 years	Tech Hardware Portfolio Return Before Taxes Past 10 years	Tech Hardware Portfolio After Taxes on Distributions Past 1 year	Tech Hardware Portfolio After Taxes on Distributions Past 5 years	Tech Hardware Portfolio After Taxes on Distributions Past 10 years	Tech Hardware Portfolio After Taxes on Distributions and Sales Past 1 year	Tech Hardware Portfolio After Taxes on Distributions and Sales Past 5 years	Tech Hardware Portfolio After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1531 Past 1 year	F1531 Past 5 years	F1531 Past 10 years
Total	23.61%	26.03%	18.49%	18.35%	21.67%	15.83%	16.34%	19.84%	14.69%	28.71%	18.47%	16.55%	22.16%	21.90%	14.66%